PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

11 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment at the close of each period is detailed as follows:

Property, plant and equipment, gross	12.31.2024	12.31.2023
	ThCh$	ThCh$
Construction in progress	128,215,798	96,126,388
Land	123,895,947	115,737,432
Buildings	436,959,682	356,340,587
Plant and equipment	883,485,697	709,047,901
Information technology equipment	38,690,860	35,069,078
Fixed installations and accessories	79,376,966	43,914,423
Vehicles	93,948,092	81,294,395
Leasehold improvements	417,335	420,586
Rights of use	101,789,265	100,265,151
Other properties, plant and equipment (1)	591,042,877	425,204,655
Total Property, plant and equipment, gross	2,477,822,519	1,963,420,596

Accumulated depreciation of Property, plant and equipment	12.31.2024	12.31.2023
	ThCh$	ThCh$
Buildings	(154,234,604)	(130,708,389)
Plant and equipment	(604,950,321)	(494,072,229)
Information technology equipment	(28,031,257)	(25,646,570)
Fixed installations and accessories	(51,636,433)	(28,383,356)
Vehicles	(58,719,029)	(48,042,781)
Leasehold improvements	(333,299)	(351,552)
Rights of use	(66,670,171)	(66,973,796)
Other properties, plant and equipment (1)	(415,473,833)	(296,853,112)
Total accumulated depreciation	(1,380,048,947)	(1,091,031,785)
Total Property, plant and equipment, net	1,097,773,572	872,388,811
(1)	The net balance of each of these categories is presented below:

Other Property, plant and equipment, net	12.31.2024	12.31.2023
	ThCh$	ThCh$
Bottles	52,405,316	43,683,655
Marketing and promotional assets (market assets)	87,694,964	72,164,433
Other Property, plant and equipment	35,468,764	12,503,455
Total	175,569,044	128,351,543

11.1     Movements

Movements in Property, plant and equipment are detailed as follows:

						Fixed
						facilities
					IT	and		Leasehold			Property, plant
	Construction in			Plant and	equipment	accessories,		improvements,		Rights-of-use,	and equipment,
	progress	Land	Buildings, net	equipment, net	net	net	Vehicles, net	net	Others	net (1)	net
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance at 01.01.2024	96,126,388	115,737,432	225,632,198	214,975,672	9,422,508	15,531,067	33,251,614	69,034	128,351,543	33,291,355	872,388,811
Additions	176,217,015	—	4,864,795	22,486,660	2,277,835	304,637	8,265,490	9,867	75,744,148	—	290,170,447
Right-of use additions	—	—	—	—	—	—	—	—	—	12,348,946	12,348,946
Disposals	—	(127,759)	(833,890)	(297,450)	(7,002)	(118,918)	(480,928)	—	(6,204,638)	(62,786)	(8,133,371)
Transfers between items of Property, plant and equipment	(134,329,091)	3,713,656	43,572,212	62,388,806	2,145,890	8,391,578	1,094,118	48,874	13,194,706	(220,749)	—
Right-of-use transfers	—	—	—	—	—	—	—	—	—	—	—
Depreciation expense	—	—	(10,722,943)	(38,015,053)	(3,989,250)	(3,348,747)	(6,710,478)	(31,229)	(64,154,852)	—	(126,972,552)
Amortization	—	—	—	—	—	—	—	—	—	(16,452,010)	(16,452,010)
Increase (decrease) due to foreign currency translation differences	13,620,466	4,572,618	20,338,726	13,733,575	1,036,332	6,980,916	(506,611)	(12,929)	35,646,625	5,997,508	101,407,226
Other incerease (decrease) (2)	(23,418,980)	—	(126,020)	3,263,166	(226,710)	—	315,858	419	(7,008,488)	216,830	(26,983,925)
Total movements	32,089,410	8,158,515	57,092,880	63,559,704	1,237,095	12,209,466	1,977,449	15,002	47,217,501	1,827,739	225,384,761
Ending balance al 12.31.2024	128,215,798	123,895,947	282,725,078	278,535,376	10,659,603	27,740,533	35,229,063	84,036	175,569,044	35,119,094	1,097,773,572
(1)	Right of use assets is composed as follows:

		Accumulated
Right-of-use	Gross asset	depreciation	Net asset
	ThCh$	ThCh$	ThCh$
Constructions and buildings	24,518,751	(10,751,991)	13,766,760
Plant and Equipment	55,846,552	(38,939,105)	16,907,447
IT equipment	999,207	(631,045)	368,162
Motor vehicles	14,696,107	(10,646,117)	4,049,990
Others	5,728,648	(5,701,913)	26,735
Total	101,789,265	(66,670,171)	35,119,094

Lease liabilities interest expenses as of December 2024 was ThCh$ 3,277,261

(2)	Corresponds mainly to the effect of adopting IAS 29 in Argentina.

						Fixed
				Plant and	IT	facilities and		Leasehold			Property, plant
	Construction			equipment,	equipment,	accessories,		improvements,		Rights-of-use,	and equipment,
	in progress	Land	Buildings, net	net	net	net	Vehicles, net	net	Others	net (1)	net
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance at 01.01.2023	49,169,567	104,906,878	220,452,589	194,082,859	7,735,547	25,741,063	31,158,954	80,186	144,297,623	20,595,993	798,221,259
Additions	100,905,107	11,316,009	1,266,472	37,341,985	1,081,074	6,248	3,804,000	22,935	41,756,709	—	197,500,539
Right-of use additions	—	—	—	—	—	—	—	—	—	25,119,021	25,119,021
Disposals	—	—	(6,707)	(292,766)	(1,365)	—	(42,333)	—	(1,431,798)	(174,444)	(1,949,413)
Transfers between items of Property, plant and equipment	(57,285,699)	—	9,985,619	21,285,201	2,279,728	2,148,709	2,511,373	—	18,399,131	675,938	—
Right-of-use transfers	—	—	—	—	—	—	—	—	—	—	—
Depreciation expense	—	—	(9,175,999)	(29,999,476)	(3,048,237)	(1,903,192)	(5,692,021)	(46,176)	(46,855,960)	—	(96,721,061)
Amortization	—	—	—	—	—	—	—	—	—	(11,005,033)	(11,005,033)
Increase (decrease) due to foreign currency translation differences	95,202	(485,959)	(4,295,531)	(2,173,388)	311,883	(3,243,921)	898,032	4,474	(16,326,501)	56,926	(25,158,783)
Other increase (decrease) (2)	3,242,211	504	7,405,755	(5,268,743)	1,063,878	(7,217,840)	613,609	7,615	(11,487,661)	(1,977,046)	(13,617,718)
Total movements	46,956,821	10,830,554	5,179,609	20,892,813	1,686,961	(10,209,996)	2,092,660	(11,152)	(15,946,080)	12,695,362	74,167,552
Ending balance al 12.31.2023	96,126,388	115,737,432	225,632,198	214,975,672	9,422,508	15,531,067	33,251,614	69,034	128,351,543	33,291,355	872,388,811
(1)	Right of use assets is composed as follows:

		Accumulated
Right-of-use	Gross asset	depreciation	Net asset
	ThCh$	ThCh$	ThCh$
Constructions and buildings	16,246,384	(6,883,481)	9,362,903
Plant and Equipment	52,431,352	(35,679,624)	16,751,728
IT equipment	1,155,261	(1,030,250)	125,011
Motor vehicles	22,051,973	(15,132,557)	6,919,416
Others	8,380,181	(8,247,884)	132,297
Total	100,265,151	(66,973,796)	33,291,355

Lease liabilities interest expenses as of December 2023 was ThCh$ 2,616,945

(2)	Corresponds mainly to the effect of adopting IAS 29 in Argentina.

						Fixed facilities
				Plant and	IT	and		Leasehold			Property, plant
	Construction			equipment,	equipment,	accessories,		improvements,		Rights-of-use,	and equipment,
	in progress	Land	Buildings, net	net	net	net	Vehicles, net	net	Others	net (1)	net
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance at 01.01.2022	56,280,594	101,286,107	203,343,125	169,651,555	5,613,217	23,099,121	19,184,600	113,289	114,153,544	23,653,975	716,379,127
Additions	75,269,957	—	867,990	21,280,010	922,233	74,995	636,420	10,275	68,730,337	—	167,792,217
Right-of use additions	—	—	—	—	—	—	—	—	—	5,883,061	5,883,061
Disposals	(32,456)	—	(16,174)	(538,429)	(15,105)	—	(4,522)	—	(2,249,837)	(67,398)	(2,923,921)
Transfers between items of Property, plant and equipment	(84,598,804)	159,232	10,014,587	33,485,897	3,487,406	3,384,472	16,037,695	51,403	17,940,342	37,770	—
Right-of-use transfers	—	—	—	—	—	—	—	—	—	—	—
Depreciation expense	—	—	(8,477,029)	(35,372,214)	(2,641,086)	(3,365,827)	(5,524,208)	(68,741)	(49,526,391)	—	(104,975,496)
Amortization	—	—	—	—	—	—	—	—	—	(9,993,249)	(9,993,249)
Increase (decrease) due to foreign currency translation differences	4,263,117	3,461,539	11,105,445	7,324,221	43,790	1,282,713	852,241	10,324	6,450,271	1,235,657	36,029,318
Other increase (decrease) (2)	(2,012,841)	—	3,614,645	(1,748,181)	325,092	1,265,589	(23,272)	(36,364)	(11,200,643)	(153,823)	(9,969,798)
Total movements	(7,111,027)	3,620,771	17,109,464	24,431,304	2,122,330	2,641,942	11,974,354	(33,103)	30,144,079	(3,057,982)	81,842,132
Ending balance al 12.31. 2022	49,169,567	104,906,878	220,452,589	194,082,859	7,735,547	25,741,063	31,158,954	80,186	144,297,623	20,595,993	798,221,259
(1)Right of use assets is composed as follows:

		Accumulated
Right-of-use	Gross asset	depreciation	Net asset
	ThCh$	ThCh$	ThCh$
Constructions and buildings	6,694,251	(3,452,700)	3,241,551
Plant and Equipment	47,377,683	(33,624,676)	13,753,007
IT Equipment	1,214,851	(1,081,741)	133,110
Motor vehicles	9,395,320	(6,066,615)	3,328,705
Others	9,264,330	(9,124,710)	139,620
Total	73,946,435	(53,350,442)	20,595,993

Lease liabilities interest expenses as of December 2022 was ThCh$ 2,092,868.

(2)	Corresponds mainly to the effect of adopting IAS 29 in Argentina.